Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of leases

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease expense	44,300,218	46,120,215	40,554,178
Short-term lease expense	7,781,246	2,256,674	159,623
Total lease expense	52,081,464	48,376,889	40,713,801

	As of	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB
Operating lease:
Operating leases right-of-use assets	72,309,492	49,910,725
Current portion of lease liabilities	30,417,376	27,479,158
Non-current portion of lease liabilities	31,278,210	19,571,579
Total operating lease liabilities	61,695,586	47,050,737
Weighted-average remaining lease term (in years) – operating leases	2.08	1.91
Weighted-average discount rate – operating leases	4.65%	4.59%

	For the	For the
	year ended	year ended
	December 31,	December 31,
	2021	2022
	RMB	RMB
Cash paid for operating leases	47,825,788	31,734,384
Lease liabilities arising from obtaining right-of-use assets	56,288,653	29,500,598

Summary of future minimum lease payments under non-cancellable operating lease agreements

Years ending	RMB
2023	27,920,170
2024	17,433,055
2025 and thereafter	5,075,224
Total undiscounted cash flows	50,428,449
Less: imputed interest	3,377,712
Total	47,050,737

Lease liabilities due within one year	27,479,158
Lease liabilities due after one year	19,571,579